INTEREST IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2017
INTEREST IN ASSOCIATES [abstract]
Schedule of principal associates

Name of company	Form of business structure	Particulars of issued and paid up capital	Percentage of equity held by the Company	Percentage of equity held by the Company’s subsidiaries	Principal activities	Country of incorporation	Principal place of business
			%	%
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. (“Pipeline Ltd”)	Incorporated	Registered capital RMB 200 million	—	50.00	Operation of natural gas pipelines and auxiliary facilities	PRC	PRC
Sinopec Finance Company Limited (“Sinopec Finance”)	Incorporated	Registered capital RMB 18,000 million	49.00	—	Provision of non-banking financial services	PRC	PRC
PAO SIBUR Holding(“SIBUR”)	Incorporated	Registered capital RUB 21,784 million	—	10.00	Processing natural gas and manufacturing petrochemical products	Russia	Russia
Zhongtian Synergetic Energy Company Limited (“Zhongtian Synergetic Energy”)	Incorporated	Registered capital RMB 17,516 million	—	38.75	Mining coal and manufacturing of coal-chemical products	PRC	PRC
Caspian Investments Resources Ltd. (“CIR”)	Incorporated	Registered capital USD 10,000	—	50.00	Crude oil and natural gas extraction	British Virgin Islands	The Republic of Kazakhstan

Schedule of reconciliation of summarised financial information of associate accounted for using equity method to carrying amount of interest in associate

	Pipeline Ltd		Sinopec Finance		SIBUR (i)	Zhongtian Synergetic Energy		CIR
	December 31,		December 31,		December 31,	December 31,		December 31,
	2016	2017	2016	2017	2017	2016	2017	2016	2017
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets	11,835	11,317	149,457	161,187	20,719	7,292	8,232	5,120	5,612
Non-current assets	42,124	40,972	16,478	17,782	158,938	50,301	51,553	3,842	1,673
Current liabilities	(5,009)	(933)	(142,386)	(154,212)	(20,554)	(8,078)	(10,668)	(928)	(908)
Non-current liabilities	(3,350)	(3,176)	(88)	(6)	(61,771)	(32,137)	(31,494)	(883)	(170)

Net assets	45,600	48,180	23,461	24,751	97,332	17,378	17,623	7,151	6,207

Net assets attributable to owners of the Company	45,600	48,180	23,461	24,751	96,761	17,378	17,623	7,151	6,207

Net assets attributable to non-controlling interests	—	—	—	—	571	—	—	—	—

Share of net assets from associates	22,800	24,090	11,496	12,128	9,676	6,734	6,829	3,576	3,104

Carrying Amounts	22,800	24,090	11,496	12,128	9,676	6,734	6,829	3,576	3,104

Note:

(i)      Sinopec is able to exercise significant influence in SIBUR since Sinopec has a member in SIBUR’s Board of Director and has a member in SIBUR’s Management Board.

Schedule of summarised statement of comprehensive income of associates

Year ended December 31	Pipeline Ltd (ii)		Sinopec Finance			SIBUR(i)	Zhongtian Synergetic Energy			CIR(iii)
	2016	2017	2015	2016	2017	2017	2015	2016	2017	2015	2016	2017
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	191	5,644	2,533	2,442	3,542	52,496	—	—	3,569	687	2,205	2,563
Net income/(loss) for the year	51	2,543	3,484	1,526	1,536	9,601	—	—	123	(90)	(3,518)	(610)
Other comprehensive income/(loss)	—	—	28	(175)	(246)	(260)	—	—	—	(4,017)	662	(334)

Total comprehensive income/(loss)	51	2,543	3,512	1,351	1,290	9,341	—	—	123	(4,107)	(2,856)	(944)

Dividends declared by associates	23	—	—	—	—	221	—	—	—	—	—	—
Share of net income/(loss) from associates	26	1,272	1,707	748	753	960	—	—	48	(45)	(1,759)	(305)

Share of other comprehensive income/(loss) from associates (iv)	—	—	14	(86)	(121)	(26)	—	—	—	(2,009)	331	(167)

Note:

(i)      Sinopec is able to exercise significant influence in SIBUR since Sinopec has a member in SIBUR’s Board of Director and has a member in SIBUR’s Management Board.

(ii)     The summarized statement of comprehensive income for the year 2016 of Piepline Ltd presents the operating results from the date when the Group lost control to December 31, 2016.

(iii)     In August 2015, one of the subsidiaries of Sinopec Group Company completed the acquisition from LUKOIL OVERSEAS WEST PROJECT Ltd. a 50% equity interests in CIR and revised CIR’s Articles of Association subsequently. According to the revised CIR’s Articles of Association, the Group retained significant influences over CIR. As a result, the Group reclassified the investment interest in CIR from joint ventures to associates. The summarized statement of comprehensive income for the year ended December 31, 2015 of CIR represents the operating result for the period from the date when the Group reclassified the investment interest in CIR from joint ventures to associates to December 31, 2015.

(iv)    Including foreign currency translation differences.